Other liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Other liabilities
Schedule of other liabilities

	As of June 30,
(in € thousands)	2025	2026
Personnel-related liabilities (1)	34,272	43,953
Customer returns	83,078	76,749
Liabilities from sales tax	35,758	49,453
Liabilities against brand partners	14,462	11,300
Accrued expenses & other liabilities	179,265	167,476
Total	346,835	348,932

(1) Personnel-related liabilities include amounts related to the transformation plan described below.